Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000014890 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000014890 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014890 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014890 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014890 | Lonza Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014890 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014890 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014890 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014890 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014890 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014890 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014890 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000014890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000014890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000014890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000014890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014890 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014890 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014890 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014890 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014890 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014890 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014890 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014890 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014890 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014890 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014890 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014890 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014890 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000014890 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014890 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014890 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014893 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000014893 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014893 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014893 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014893 | Lonza Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014893 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014893 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014893 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014893 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014893 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014893 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014893 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000014893 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000014893 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000014893 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000014893 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014893 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014893 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014893 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014893 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014893 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014893 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014893 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014893 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014893 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014893 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014893 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014893 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014893 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014893 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014893 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000014893 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014893 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014893 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014895 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000014895 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014895 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014895 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014895 | Lonza Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014895 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014895 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014895 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014895 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014895 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014895 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014895 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000014895 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000014895 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000014895 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000014895 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014895 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014895 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014895 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014895 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014895 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014895 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014895 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014895 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014895 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014895 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014895 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014895 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014895 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014895 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014895 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014895 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000014895 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014895 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014895 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000070264 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000070264 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000070264 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000070264 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000070264 | Lonza Group AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000070264 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070264 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070264 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000070264 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000070264 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000070264 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070264 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000070264 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000070264 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000070264 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000070264 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000070264 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070264 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070264 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000070264 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000070264 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070264 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000070264 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000070264 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000070264 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000070264 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000070264 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000070264 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070264 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000070264 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070264 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000070264 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000070264 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000070264 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000070264 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%